Intangible assets, net	12 Months Ended
Dec. 31, 2018
Intangible assets, net [Abstract]
Intangible assets, net
9. Intangible assets, net

Intangible assets, net, consist of the following:

	As of December 31,
	2017	2018
	RMB	RMB	US$ (Note 2(d))
Travel license	30,590	30,956	4,502
Insurance agency license	11,711	11,711	1,703
Software	52,515	58,187	8,463
Technology	—	4,300	625
Trade names	41,634	41,634	6,055
Business Cooperation Agreements	660,215	660,215	96,025
Customer relationship	13,458	13,458	1,957
Non-compete agreements	6,399	6,399	931
Subtotal	816,522	826,860	120,261
Less: Accumulated amortization	(355,888)	(508,975)	(74,027)
Total	460,634	317,885	46,234

During 2015, the Group acquired an insurance agency for the total consideration of RMB
58,720
to acquire the insurance agency license. The insurance agency was a dormant company and was not qualified as a business as it had no input or process to create output. The Group accounted for this transaction as an asset acquisition and the difference between the cash consideration and net assets of the insurance agency was recorded as an insurance agency license which is amortized over
20 years on a straight line basis.

Amortization expenses for intangible assets were RMB
145,063
, RMB
150,092
and RMB
153,087
for the years ended December 31, 2016, 2017 and 2018.

The annual estimated amortization expense for the above intangible assets for the following years is as follows:

	Amortization for Intangible Assets
Years Ending December 31,	RMB	US$ (Note 2(d))
2019	149,449	21,737
2020	96,025	13,966
2021	14,310	2,081
2022	8,630	1,255
2023	6,652	967
Thereafter	42,819	6,228
Total	317,885	46,234